PARTNERS' CAPITAL - Percentage Allocations of Available Cash (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Partnership Target Distributions [Line Items]
IDR payments	$ 7,912	$ 6,743	$ 2,326
Minimum quarterly distribution
Schedule of Partnership Target Distributions [Line Items]
Total quarterly distribution per unit target amount	$ 0.40
Thereafter
Schedule of Partnership Target Distributions [Line Items]
Total quarterly distribution per unit target amount	0.60
Minimum | First target distribution
Schedule of Partnership Target Distributions [Line Items]
Total quarterly distribution per unit target amount	0.40
Minimum | Second target distribution
Schedule of Partnership Target Distributions [Line Items]
Total quarterly distribution per unit target amount	0.46
Minimum | Third target distribution
Schedule of Partnership Target Distributions [Line Items]
Total quarterly distribution per unit target amount	0.50
Maximum | First target distribution
Schedule of Partnership Target Distributions [Line Items]
Total quarterly distribution per unit target amount	0.46
Maximum | Second target distribution
Schedule of Partnership Target Distributions [Line Items]
Total quarterly distribution per unit target amount	0.50
Maximum | Third target distribution
Schedule of Partnership Target Distributions [Line Items]
Total quarterly distribution per unit target amount	$ 0.60
Unitholders | Minimum quarterly distribution
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	98.00%
Unitholders | First target distribution
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	98.00%
Unitholders | Second target distribution
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	85.00%
Unitholders | Third target distribution
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	75.00%
Unitholders | Thereafter
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	50.00%
General Partner
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	2.00%
General Partner | Minimum quarterly distribution
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	2.00%
General Partner | First target distribution
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	2.00%
General Partner | Second target distribution
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	15.00%
General Partner | Third target distribution
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	25.00%
General Partner | Thereafter
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	50.00%